SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity Condition, Cash, cash equivalents and time deposits, Short-term investment, Property and equipment, Revenue Recognition, Advertising costs, Operating lease, Government grant and Employee benefits (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment shares	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) shares	Aug. 07, 2021 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Net loss	¥ 476,000	$ 74,660	¥ 771,193	¥ 1,038,878
Total shareholders deficit	1,592,420		1,139,269	403,064					¥ (571,643)
Net current liability	2,321,000
Net cash provided by/(used in) operating activities	9,000	1,352	(108,821)	(31,730)
Deferred revenue liability	2,025,000		1,221,729	905,867
Restricted cash	255		38,369				$ 40
Cash, cash equivalents, time deposits and restricted time deposits	430,401		364,805
Impairment of long-lived assets	0		0
Goodwill Impairment	0		0
Deferred revenue	2,024,852		1,998,198
Deferred income tax benefit	101,220	15,884	(42,431)	(46,037)
Revenue expected to be recognized on these contracts	20,333
Advertising costs	229,571		297,484	416,814
Net revenues	2,386,520	$ 374,497	1,897,883	2,051,354
Contributions to employee benefits	133,012		53,750	143,438
Carrying value of office buildings pledged for the loan							95,000	¥ 95,291
Short-term bank loans | $							$ 30,000
Line of credit	¥ 3,000		¥ 200,000
Line of credit expiration date	2023-02	2023-02	2022-06
Number of operating segments | segment	2	2
Long-term Debt, Term	12 months						12 months
Subsequent event
Significant Accounting Policies [Line Items]
Revenue expected to be recognized on these contracts					¥ 17,200	¥ 3,133
Grant
Significant Accounting Policies [Line Items]
Net revenues	¥ 3,760		¥ 4,735	¥ 1,665
PRC [Member] | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	405,296		278,789
PRC [Member] | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	1,234		81,283
HK SAR [Member] | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	409		2,022
HK SAR [Member] | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	22,001		793
HK SAR [Member] | HK Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	64		50
US [Member] | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	229		117
Taiwan | TWD Denominated Bank Deposit
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	1,035		579
Canada | CAD
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	¥ 133		¥ 1,172
Office buildings [Member]
Significant Accounting Policies [Line Items]
Useful life	45 years	45 years
Furniture [Member]
Significant Accounting Policies [Line Items]
Useful life	5 years	5 years
Minimum
Significant Accounting Policies [Line Items]
Business and Value Added Taxes	3.00%	3.00%
Contributions to employee benefits, percentage of salary	20.70%	20.70%
Minimum | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	3 years	3 years
Maximum
Significant Accounting Policies [Line Items]
Business and Value Added Taxes	13.00%	13.00%
Contributions to employee benefits, percentage of salary	51.10%	51.10%
Maximum | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	5 years	5 years
Common Class A
Significant Accounting Policies [Line Items]
Treasury shares | shares	7,199,870		7,199,870				7,199,870